August 2, 2012

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Elessar Funds Investment Trust

Ladies and Gentlemen:

On behalf of Elessar Funds Investment Trust (the "Trust"), I hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, its Registration Statement on Form N-1A. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact me at

216-357-7412

Very truly yours,

/s/ Mitch Krahe

Mitch Krahe, J.D.

1111 Superior Avenue• Suite 1310 • Cleveland, Ohio 44114 • www.elessarinvest.com